Share Capital And Capital Management (Details) - $ / shares			9 Months Ended		12 Months Ended
		Jun. 08, 2023	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Equity and Capital Management [Abstract]
Nominal value of per share (in Dollars per share)			$ 0.001		$ 0.001
Common stock, par value (in Dollars per share)			$ 0.001		$ 0.001	$ 0.001
Common stock, shares issued	[1]		8,389,750		8,389,750	8,389,750
Minimum [Member]
Equity and Capital Management [Abstract]
Authorized capital shares			50,000,000
Maximum [Member]
Equity and Capital Management [Abstract]
Authorized capital shares			100,000,000
Pre-Reverse Split [Member]
Equity and Capital Management [Abstract]
Authorized capital shares			50,000,000		50,000,000
Common stock, shares issued			41,948,748		41,948,748
Weighted average shares			41,948,748	41,948,748	41,948,748	41,948,748
Post-Reverse Split [Member]
Equity and Capital Management [Abstract]
Authorized capital shares			10,000,000		10,000,000
Common stock, shares issued			8,389,750		8,389,750
Weighted average shares			8,389,750	8,389,750	8,389,750	8,389,750
Forecast [Member]
Equity and Capital Management [Abstract]
Reverse stock split, description		reverse stock split at a ratio of 1-for-5
Common stock, shares issued					8,389,750
Common stock, par value (in Dollars per share)		$ 0.001
Common stock, shares issued		41,948,748	8,389,750
Common stock, shares outstanding			8,389,750		8,389,750
Forecast [Member] | Minimum [Member]
Equity and Capital Management [Abstract]
Authorized capital shares			50,000,000
Common stock, shares issued		8,389,750
Forecast [Member] | Maximum [Member]
Equity and Capital Management [Abstract]
Authorized capital shares			100,000,000
Common stock, shares issued		41,948,748

[1]	Giving retroactive effect to the Reverse Split as detailed in note 13 to the consolidated financial statements.